Other revenues Other revenues	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other revenues
Other revenues
Other revenues comprise the following items:

	Year Ended December 31,
(In US$ millions)	2016	2015	2014
Termination payments revenue	$198.8	$74.7	$—
Related party other revenues	12.3	13.4	—
Total	$211.1	$88.1	$—

Termination payments earned during the year ended December 31, 2016 include the termination fees in respect of the West Capella and West Sirius drilling contracts which were canceled before the completion date, with an effective date of May 6, 2016 and April 1, 2015 respectively. Termination payments earned during the year ended December 31, 2015 include termination fees in respect of the West Sirius only.
The Company's Nigerian service company earned related party revenues relating to certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill's the West Saturn and the West Jupiter drilling rigs that were operating in Nigeria during the years ended December 31, 2016 and December 31, 2015.